COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 8:-	COMMITMENTS AND CONTINGENCIES

a.	The Company and Compugen Inc. lease their facilities and motor vehicles under various operating lease agreements that expire on various dates.

Annual minimum future rental commitments under non-cancelable operating leases are approximately as follows:

December 31,

2014	$856
2015	945
2016	569
2017	531
2018	269

$3,170

Operating lease expenses for the Company and Compugen Inc. were approximately $ 637, $ 551 and $ 383 in the years ended December 31, 2013, 2012 and 2011, respectively.

b.
The Company provided bank guarantees in the amount of $ 154 in favor of its offices' lessor in Israel and credit card security for its U.S. subsidiary and check deposit in the amount of $ 40 in favor of its offices' lessor in California, U.S.

c.
Under the OCS royalty-bearing programs, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the funded research program. If income is generated from a funded research program, the Company is committed to pay royalties at a rate of between 3% to 5% of future revenue arising from such research programs, and up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR). For the year ended December 31, 2013, the Company has an aggregate of paid and accrued royalties to the OCS recorded as cost of revenue in the consolidated statement of comprehensive loss in the amount of $ 120. For the years ended December 31, 2012 and 2011 the Company incurred no obligation to pay or accrue any amounts to the OCS.

As of December 31, 2013, the Company's aggregate contingent obligations for payments to OCS, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled approximately to $ 8,765.

Under the BIRD plan, the Company is not obligated to repay any amounts previously received from BIRD if it does not generate any income from the outcome of the funded research program. As of December 31, 2013 the Company received proceeds under BIRD plan in total aggregate amount of approximately $ 500. As of December 31, 2013 and 2012 the Company does not expect any income to be generated from the outcome of the funded research BIRD plan and as such no correlated contingent obligation was recorded (see also Note 2l).

d.
On June 25, 2012 the Company and Compugen Inc. added to its mAb enabling technology base by entering into an Antibodies Discovery Collaboration Agreement (the "Agreement") with a U.S. antibody technology company ("mAb Technology Company"), providing an established source for fully human mAbs. The agreement includes time based research and commercial licenses to use specific mAb Technology Company proprietary collections of polynucleotides encoding antibodies, and their associated biological materials, together with the systems and/or licensed know how and/or to practice patent rights to identify, isolate, and modify discovery Fabs (the "Technology"), and to develop and exploit discovery products. According to the Agreement (i) the Company paid $ 600 in consideration for a three-year access right to the Technology, of which $ 400 was recorded as long-term prepaid expenses and is being charged to the statement of comprehensive loss over three years, (ii) $ 150 in consideration for the associated biological materials which was recorded as other accounts receivables and prepaid expenses and will be charged to the statement of comprehensive loss in accordance with actual use of materials during each measured period and (iii) in the event any Compugen mAb programs utilize the Technology, the Company would pay additional fees upon the occurrence of certain development and commercialization milestone up to a maximum cumulative total of $ 3,250 for each antibody drug product  that achieved all such milestone events. In addition, the mAb Technology Company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of December 31, 2013 and 2012 the Company did not incur any obligation for such Contingent Fees.

During the year ended December 31, 2012, the Company replenished additional associated biological materials to support the research and development activities performed under the Agreement in the amount of $ 100, which was recorded as other accounts receivables and prepaid expenses. During the year ended December 31, 2013 the Company did not purchase additional biological materials to support research and development activities under the Agreement.

During the year ended December 31, 2013 and 2012, the Company charged research and development expenses to the statement of comprehensive loss in the amount of $ 294 and $ 109 related to the Agreement, respectively.

e.
As mentioned in Note 7 as of December 31, 2013 under the Third Amendment the investor is entitled to receive Amended Participation Rights , under the Pipeline Funding Arrangement. For the year ended December 31, 2013, the Company has an aggregate of paid and accrued payments under these arrangements recorded as cost of revenue in the consolidated statement of comprehensive loss in the amount of $ 616.

f.
In May 2012 the Company entered into agreement with a U.S. Business Development Strategic Advisor ("Advisor") for the purpose of entering into transactions with Pharma companies related to selected  Pipeline Program Candidates. Under the agreement the Advisor shall be entitled for certain payments from cash considerations that may be received under such transactions.

For the year ended December 31, 2013 and 2012, the Company has an aggregate of paid and accrued payments under this agreement recorded as marketing and business development expenses in the consolidated statement of comprehensive loss in the amount of $ 267 and $ 0, respectively.

g.
On September 29, 2013, the Company's Board of Directors resolved to recommend before the shareholders to approve the grant of bonus payments totaling approximately $175 to the chairman of the Board of Directors and the Chief Executive Officer ("CEO"). Since such bonus payments remain subject to shareholders' approval, which is expected to take place after the filing date, they were not accounted for during 2013.